Nature of Business and Organization	12 Months Ended
Jun. 30, 2023
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Regencell Bioscience Holdings Limited (“Regencell” or the “Company”) is a holding company incorporated as an exempted company on October 30, 2014, under the laws of the Cayman Islands and holding all of the outstanding share capital of Regencell Limited (Hong Kong), established under the laws of Hong Kong on November 20, 2014, and Regencell Bioscience Limited (Hong Kong), established under the laws of Hong Kong on May 12, 2015.

The Company, through its controlling interests in the wholly owned subsidiaries, operates an early-stage bioscience company that focuses on research, development and commercialization of Traditional Chinese Medicine (“TCM”) for the global treatment of neurocognitive disorder and degeneration, specifically for Attention Deficit Hyperactivity Disorder (“ADHD”) and Autism Spectrum Disorder (“ASD”) and infectious diseases affecting people’s immune system such as COVID-19 (“COVID”). The Company is in the research and development stage and has not yet generated any revenue since inception.

In January 2018, the Company entered into Strategic Partnership Agreement with Mr. Sik-Kee Au (the “TCM Practitioner”), the father of Mr. Yat-Gai Au, CEO and director of the Company. Pursuant to the Strategic Partnership Agreement, the Company has exclusive rights including the intellectual property rights and ownership of all his TCM formulae. Any inventions, TCM formulae, utilities, models’ improvements, research, discoveries, designs, processes, methods of manufacture, and products conceived or made by the TCM Practitioner in relation to TCM shall be the sole and exclusive property of the Company.

The Strategic Partnership Agreement does not have a termination date and will remain effective indefinitely under the Hong Kong law. The Strategic Partnership Agreement can be amended or terminated by the mutual written agreement of the parties without breach. Pursuant to the Strategic Partnership Agreement, in exchange for the rights, the Company is required to donate three percent (3.0%) of net revenue that the Company generates in association with the use and/or commercialization of the TCM formulae to any of charitable institutions and/or trusts of a public character anywhere in the world at the sole and absolute choice of the TCM Practitioner and in such proportion at the sole and absolute discretion of the TCM practitioner on a yearly basis. The Company also undertakes to pay for all reasonable costs and expenses incurred by the TCM Practitioner in relation to the research and development of the TCM formulae for ADHD and ASD. All research and development costs and expenses incurred by the TCM Practitioner are charged to operations as incurred.

On July 20, 2021, the Company consummated its Initial Public Offering (“IPO”) of 2,300,000 Ordinary Shares at a price of $9.50 per share. The gross proceeds from IPO were approximately $21.85 million with net proceeds of approximately $19.82 million. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “RGC”. Additional net proceeds of approximately $2.85 million were received on August 20, 2021 from the issuance of the overallotment of 325,000 ordinary shares. 342,105 ordinary shares were issued to Mr. Yat-Gai Au upon the automatic conversion of $3,250,000 principal amount of the shareholder loan under the conversion note that was issued to Mr. Yat-Gai Au at a price of $9.50 per share.

On September 2, 2021, Regencell Bioscience Limited entered into a joint venture agreement (the “JV Agreement”) with Honor Epic Enterprises Limited (“Honor Epic”), a company incorporated in the British Virgin Islands, to form a joint venture under the laws of Hong Kong (the “Joint Venture”). Pursuant to the JV Agreement, among other things and subject to the terms and conditions contained therein, Regencell Bioscience Limited and Honor Epic agreed to establish Regencell Bioscience Asia Limited (the “JV”), a private company limited by shares in Hong Kong.

Pursuant to the JV Agreement, Regencell Bioscience Limited shall contribute 60% of the capital for the JV to fund its operations including trading, manufacturing, marketing and distribution of traditional Chinese medicine formulae products and to procure, enable, provide or support the treatment of COVID-19. In addition, Regencell Bioscience Limited will grant the JV exclusive rights to market and distribute its proprietary COVID-19 TCM treatment (“Regencell COVID Treatment Products”) in ASEAN countries, India, Japan, Australia and New Zealand (“Designated Markets”), for an initial term of two years, pursuant to a license agreement to be entered into by and between Regencell Bioscience Limited and the JV. Honor Epic shall contribute 40% of the capital for the JV and shall use its best effort to market, promote, and distribute the Regencell COVID Treatment Products in the Designated Markets. Regencell Bioscience Limited may appoint two board members in the JV, and Honor Epic may appoint one board member in the JV. Sixty percent (60%) of the net profits or net loss of the JV will be distributed to or assigned to Regencell Bioscience Limited and the remaining forty percent (40%) being distributed to or assigned to Honor Epic. In the event that Regencell Bioscience Limited decides to dispose all of its shares in the JV, Regencell Bioscience Limited may require all other shareholders to sell and transfer all their shares in the JV to a proposed buyer, so long as Regencell Bioscience Limited is holding more than 50% of equity interest in the JV. Regencell Bioscience Limited is entitled to a right of first refusal if a shareholder receives a third-party offer to purchase the shares of the JV in accordance with the requirements specified in the JV Agreement.

The Company has funded its operations primarily from the net proceeds from the completion of its IPO. The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of Entity	Principal Activities	Place and Date of Incorporation	Ownership

Regencell Bioscience Limited	Research and Development Day-to-day operations	Hong Kong, incorporated on May 12, 2015	100% owned by Regencell Bioscience Holdings Limited
Regencell Limited	Production and testing laboratory Research and Development	Hong Kong, incorporated on November 20, 2014	100% owned by Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited	Research and Development	Hong Kong, incorporated on September 17, 2021	60% owned by Regencell Bioscience Limited
Regencell Bioscience North America Limited	Research and Development	BVI, incorporated on April 25, 2022	100% owned by Regencell Bioscience Holdings Limited